Schedule of Options Remain Outstanding (Details) - 2019 Stock Incentive Plan [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding	13,733,125	13,815,048	13,479,874
Number of stock options, exercisable	12,392,238	8,235,396
Stock Option One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	February 2029	February 2029	February 2029
Number of stock options, outstanding	12,548	12,548	12,548
Number of stock options, exercisable	12,548	12,548	12,548
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	February 2029	February 2029	February 2029
Number of stock options, outstanding	76,009	76,009	76,009
Number of stock options, exercisable	76,009	76,009	76,009
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	February 2029	February 2029	February 2029
Number of stock options, outstanding	3,531,148	3,531,148	3,531,148
Number of stock options, exercisable	3,531,148	3,531,148	3,531,148
Vesting condition	Three year vesting	Three year vesting	Three year vesting
Stock Option Four [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	February 2029	February 2029	February 2029
Number of stock options, outstanding	6,274	6,274	6,274
Number of stock options, exercisable	6,274	6,274	6,274
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Five [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	July 2029	July 2029	July 2029
Number of stock options, outstanding	2,824,918	2,824,918	2,824,918
Number of stock options, exercisable	2,824,918	2,824,918
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Six [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.65	$ 0.65	$ 0.65
Date	February 2029	February 2029	February 2029
Number of stock options, outstanding	264,836	264,836	264,836
Number of stock options, exercisable	264,836	264,836	264,836
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Seven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.01	$ 0.01	$ 0.01
Date	October 2030	October 2030	October 2030
Number of stock options, outstanding	887,112	887,112	887,112
Number of stock options, exercisable	887,112	887,112	887,112
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Eight [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 1.05	$ 1.05	$ 1.05
Date	October 2031	October 2031	October 2031
Number of stock options, outstanding	31,369	31,369	31,369
Number of stock options, exercisable	31,369	31,369	31,369
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Nine [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15	$ 0.15
Date	July 2034	July 2034	July 2034
Number of stock options, outstanding	66,667	66,667	66,667
Number of stock options, exercisable	66,667	66,667	66,667
Vesting condition	Immediate vesting	Immediate vesting	Immediate vesting
Stock Option Ten [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15	$ 0.15
Date	July 2034	July 2034	July 2034
Number of stock options, outstanding	66,667	66,667	66,667
Number of stock options, exercisable	66,667	27,778	27,778
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Eleven [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15	$ 0.15
Date	July 2034	July 2034	July 2034
Number of stock options, outstanding	200,000	200,000	200,000
Number of stock options, exercisable	72,222	27,778	27,778
Vesting condition	Three year vesting	Three year vesting	Three year vesting
Stock Option Twelve [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.25	$ 0.25	$ 0.25
Date	October 2026	October 2026	October 2026
Number of stock options, outstanding	300,000	300,000	300,000
Number of stock options, exercisable	91,667	16,667	16,667
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Thirteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15	$ 0.15
Date	November 2029	November 2029	November 2029
Number of stock options, outstanding	2,705,000	3,290,000	3,290,000
Number of stock options, exercisable	2,254,167	274,167	274,167
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Fourteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15	$ 0.15	$ 0.15
Date	October 2029	November 2029	November 2029
Number of stock options, outstanding	60,000	1,957,500	1,957,500
Number of stock options, exercisable	30,000	163,125	163,125
Vesting condition	One year vesting	One year vesting	One year vesting
Stock Option Fifteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.20	$ 0.25	$ 0.25
Date	January 2035	November 2029	November 2029
Number of stock options, outstanding	443,077	300,000	300,000
Number of stock options, exercisable	295,385	25,000	25,000
Vesting condition	Immediate vesting	One year vesting	One year vesting
Stock Option Sixteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.15
Date	November 2029
Number of stock options, outstanding	1,957,500
Number of stock options, exercisable	1,631,250
Vesting condition	One year vesting
Stock Option Seventeen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price	$ 0.25
Date	November 2029
Number of stock options, outstanding	300,000
Number of stock options, exercisable	250,000
Vesting condition	One year vesting